Investments under Resale Agreements and Obligations under Repurchase Agreements	12 Months Ended
Dec. 31, 2020
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Investments under Resale Agreements and Obligations under Repurchase Agreements

Note 7 - Investments under Resale Agreements and Obligations under Repurchase Agreements

a)	The Bank purchases financial instruments to resell them on a future date. As of December 31, 2020 and 2019 the instruments acquired under agreements to resell are as follows:

	As of December 31, 2020				As of December 31, 2019
		Between 3				Between 3
	Up to 3	months and	Over 1		Up to 3	months and	Over 1
	months	1 year	year	Totals	months	1 year	year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	—	—	—	—	20,593	—	—	20,593
Government securities	—	43,633	—	43,633	17,491	—	—	17,491
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	40,540	—	—	40,540	8,603	—	—	8,603
Notes	—	—	—	—	—	—	—	—
Other securities	—	—	—	—	—	—	—	—
Foreign financial securities
Central Banks and Government securities	14,072	—	1,477	15,549	27,546	—	—	27,546
Other foreign instruments	5,858	—	—	5,858	1,742	—	—	1,742
Totals	60,470	43,633	1,477	105,580	75,975	—	—	75,975

b)	As of December 31, 2020 and 2019, the instruments acquired under agreements to repurchase are as follows:

	As of December 31, 2020				As of December 31, 2019
		Between 3				Between 3
	Up to 3	months and	Over 1		Up to 3	months and	Over 1
	months	1 year	year	Totals	months	1 year	year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	310,565	—	—	310,565	168,778	—	—	168,778
Government securities	49,337	—	—	49,337	11,970	—	—	11,970
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	39,691	—	—	39,691	318,389	—	—	318,389
Notes	—	—	—	—	—	—	—	—
Other Chilean securities	—	—	—	—	—	—	—	—
Foreign financial securities
Central Banks and Government securities	—	—	—	—	—	—	—	—
Other foreign instruments	239,258	—	—	239,258	60,320	—	—	60,320
Totals	638,851	—	—	638,851	559,457	—	—	559,457